Earnings per Share (Narrative) (Details) - shares shares in Millions	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Earnings Per Share [Abstract]
Antidilutive options excluded from computation of diluted earnings per share	0.2	0.2	0.6